Bonds and financing (Details 5 - Textuals) - Bonds [member]	12 Months Ended
Dec. 31, 2021
Bonds and financing
Percentage of net debt adjusted EBITDA ratio	4.47%
Number of consecutive periods	2
Number of alternate periods	3
2021 [member]
Bonds and financing
Percentage of net debt adjusted EBITDA ratio	4.25%
2022 [member]
Bonds and financing
Percentage of net debt adjusted EBITDA ratio	4.00%
2023 [member]
Bonds and financing
Percentage of net debt adjusted EBITDA ratio	3.75%
2024 [member]
Bonds and financing
Percentage of net debt adjusted EBITDA ratio	3.50%